Consolidated cash flow statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated cash flows statements [Abstract]
Profit/(loss) for the year	$ (2,087)	$ (10,918)	$ 16,874
Non-monetary adjustments
Depreciation, amortization and impairment charges	473,638	439,441	408,604
Financial expense	335,546	359,550	315,151
Fair value (gains)/losses on derivative financial instruments	(19,138)	(16,785)	15,308
Shares of profits from entities carried under the equity method	(21,465)	(12,304)	(510)
Income tax	(9,689)	36,220	24,877
Other non-monetary items	27,996	55,809	(43,943)
Profit/(loss) for the year adjusted by non-monetary items	784,801	851,013	736,361
Changes in working capital
Inventories	(6,955)	5,215	(4,590)
Trade and other receivables	99,249	48,521	(790)
Trade payables and other current liabilities	(6,158)	(25,782)	(9,771)
Other current assets/liabilities	(7,331)	(31,081)	4,249
Changes in working capital	78,805	(3,127)	(10,902)
Income tax paid	(14,730)	(51,684)	(16,425)
Interest received	9,178	2,519	5,148
Interest paid	(271,732)	(293,098)	(275,961)
Net cash provided by operating activities	586,322	505,623	438,221
Acquisitions of subsidiaries and entities under the equity method	(50,507)	(362,449)	2,453
Investments in operating concessional assets	(39,107)	(19,216)	(1,361)
Investments in assets under development or construction	(36,784)	(7,028)	(3,023)
Distributions from entities under the equity method	67,695	34,883	22,246
Other non-current assets	1,265	2,655	(26,175)
Net cash used in investing activities	(57,438)	(351,155)	(5,860)
Proceeds from project debt	0	14,560	603,949
Proceeds from corporate debt	101,140	429,014	678,651
Repayment of project debt	(426,396)	(418,265)	(621,691)
Repayment of corporate debt	(80,519)	(376,154)	(502,042)
Dividends paid to Company's shareholders	(203,106)	(190,638)	(168,659)
Dividends paid to non-controlling interest	(39,209)	(28,134)	(22,944)
Purchase of Liberty's Interactive's equity interests in Solana	0	0	(266,850)
Capital increase	113,072	189,454	162,246
Net cash used in financing activities	(535,018)	(380,163)	(137,340)
Net increase/(decrease) in cash and cash equivalents	(6,134)	(225,695)	295,021
Cash and cash equivalents at beginning of the year	622,689	868,501	562,795
Translation differences in cash and cash equivalents	(15,565)	(20,117)	10,685
Cash and cash equivalents at the end of the year	$ 600,990	$ 622,689	$ 868,501